WBI BullBear Quality 3000 ETF
Schedule of Investments
September 30, 2022 (Unaudited)

Shares		Security Description	Value
		COMMON STOCKS - 19.1%
		Commercial & Professional Services - 3.4%
51,198		Nielsen Holdings PLC - ADR(a)	$1,419,209
		Energy - 1.9%
13,375		Devon Energy Corp.	804,239
		Food, Beverage & Tobacco - 6.2%
52,568		Conagra Brands, Inc.	1,715,294
11,136		General Mills, Inc.	853,129
			2,568,423
		Health Care Equipment & Services - 3.8%
3,296		Humana, Inc.	1,599,186
		Transportation - 3.8%
59,986		CSX Corp.	1,598,027
		TOTAL COMMON STOCKS (Cost $7,974,827)	7,989,084

Shares/Amount		Security Description	Value
		SHORT TERM INVESTMENT - 87.7%
36,801,477		U.S. Bank Money Market Deposit Account, 1.50%	36,801,477
		TOTAL SHORT TERM INVESTMENT (Cost $36,801,477)	36,801,477

		TOTAL INVESTMENTS - 106.8% (Cost $44,776,304)	44,790,561
		Liabilities in Excess of Other Assets - (6.8)%	(2,843,931)
		NET ASSETS - 100.0%	$41,946,630

	ADR	American Depository Receipt
	PLC	Public Limited Company
	(a)	Foreign issued security. Foreign concentration is as follows: United Kingdom: 3.38%.

The accompanying notes are an integral part of these schedules of investments.